UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------
Check here if Amendment: |_|; Amendment Number:
                                                -------------
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-10006
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 6/30/08

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:        62
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Form 13F Information Table Value Total:     $ 175,183
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

AS OF 03/31/08

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                                                        MARKET      TOTAL  06/30/08                    VOTING
NAME OF ISSUER      SYMBOL       CLASS      CUSIP       VALUE      SHARES    PRICE        DISCRETION    AUTH
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
----------------------------------------------------------------------------------------------------------------
ABBOTT LABS          ABT         com      00282410     $ 4,729    89,284    $ 52.97          sole        none
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BANK OF AMERICA      BAC         com      06050510     $ 1,286    53,896    $ 23.87          sole        none
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BECTON DICKINSON     BDX         com      07588710       $ 306     3,760    $ 81.30          sole        none
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FRANKLIN RES INC     BEN         com      35461310       $ 288     3,146    $ 91.65          sole        none
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BROWN-FORMAN -B      BF/B        com      11563720     $ 4,846    64,132    $ 75.57          sole        none
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BURLINGTON NORTH     BNI         com      12189T10       $ 709     7,100    $ 99.89          sole        none
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BP PLC-ADR           BP          com      05562210       $ 719    10,332    $ 69.57          sole        none
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BRE PROPERTIES       BRE         com      05564E10     $ 1,762    40,711    $ 43.28          sole        none
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BERKSHIRE HATH-B     BRK/B       com      08467020       $ 477       119 $ 4,012.00          sole        none
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CITIGROUP INC        C           com      17296710       $ 473    28,242    $ 16.76          sole        none
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CATERPILLAR INC      CAT         com      14912310     $ 2,271    30,767    $ 73.82          sole        none
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CBS CORP-B           CBS         com      12485720     $ 2,702   138,659    $ 19.49          sole        none
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CHEVRON CORP         CVX         com      16676410     $ 4,556    45,959    $ 99.13          sole        none
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DOMINION RES/VA      D           com      25746U10     $ 2,768    58,278    $ 47.49          sole        none
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DEERE & CO           DE          com      24419910       $ 668     9,266    $ 72.13          sole        none
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DISNEY (WALT) CO     DIS         com      25468710     $ 4,006   128,402    $ 31.20          sole        none
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CONS EDISON INC      ED          com      20911510       $ 211     5,400    $ 39.09          sole        none
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EQUIFAX INC          EFX         com      29442910     $ 1,091    32,446    $ 33.62          sole        none
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EQUITY ONE INC       EQY         com      29475210     $ 1,634    79,506    $ 20.55          sole        none
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ENTERCOM COMM-A      ETM         com      29363910     $ 1,325   188,693     $ 7.02          sole        none
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FIRSTENERGY CORP     FE          com      33793210     $ 2,462    29,906    $ 82.33          sole        none
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FIRST LITCH FIN      FLFL        com      32072410       $ 497    40,094    $ 12.40          sole        none
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FPL GROUP INC        FPL         com      30257110     $ 1,021    15,576    $ 65.58          sole        none
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GENERAL ELECTRIC     GE          com      36960410     $ 6,164   230,946    $ 26.69          sole        none
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GRACO INC            GGG         com      38410910     $ 1,031    27,093    $ 38.07          sole        none
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IBM                  IBM         com      45920010     $ 3,197    26,973   $ 118.53          sole        none
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INDYMAC BANCORP      IMB         com 0    456607100      $ 447   720,518     $ 0.62          sole        none
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JOHNSON&JOHNSON      JNJ         com      47816010    $ 18,367   285,465    $ 64.34          sole        none
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JPMORGAN CHASE       JPM         com      46625H10     $ 1,913    55,755    $ 34.31          sole        none
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KRAFT FOODS INC      KFT         com      50075N10     $ 3,895   136,891    $ 28.45          sole        none
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KIMBERLY-CLARK       KMB         com      49436810     $ 1,011    16,914    $ 59.78          sole        none
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COCA-COLA CO         KO          com      19121610     $ 3,842    73,912    $ 51.98          sole        none
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LABORATORY CP        LH          com      50540R40     $ 1,800    25,854    $ 69.63          sole        none
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LOWE'S COS INC       LOW         com      54866110       $ 484    23,306    $ 20.75          sole        none
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MASCO CORP           MAS         com      57459910     $ 4,281   272,131    $ 15.73          sole        none
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MCDONALDS CORP       MCD         com      58013510     $ 2,238    39,800    $ 56.22          sole        none
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MERRILL LYNCH        MER         com      59018810       $ 908    28,636    $ 31.71          sole        none
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3M CO                MMM         com      88579Y10     $ 1,330    19,110    $ 69.59          sole        none
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ALTRIA GROUP INC     MO          com      02209S10     $ 4,590   223,269    $ 20.56          sole        none
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OXFORD INDS INC      OXM         com      69149730     $ 5,807   303,243    $ 19.15          sole        none
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PEPSICO INC          PEP         com      71344810     $ 7,480   117,629    $ 63.59          sole        none
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PROCTER & GAMBLE     PG          com      74271810       $ 953    15,669    $ 60.81          sole        none
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PROGRESS ENERGY      PGN         com      74326310     $ 2,265    54,144    $ 41.83          sole        none
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PROGRESSIVE CORP     PGR         com      74331510     $ 2,284   122,002    $ 18.72          sole        none
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PHILIP MORRIS        PM          com      71817210    $ 10,625   215,126    $ 49.39          sole        none
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PROV & WOR RR        PWX         com      74373710       $ 203    10,000    $ 20.25          sole        none
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SCANA CORP           SCG         com      80589M10     $ 3,173    85,765    $ 37.00          sole        none
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SCHLUMBERGER LTD     SLB         com      80685710       $ 215     2,000   $ 107.43          sole        none
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SCRIPPS NET-CL A     SNI         com      81106510       $ 770    20,067    $ 38.35          sole        none
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STAPLES INC          SPLS        com      85503010       $ 750    31,566    $ 23.75          sole        none
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EW SCRIPPS-CL A      SSP         com      81105440       $ 249    26,062     $ 9.57          sole        none
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CONSTELLATION-A      STZ         com      21036P10     $ 1,743    87,748    $ 19.86          sole        none
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AT&T INC             T           com      00206R10     $ 1,830    54,323    $ 33.69          sole        none
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THOR INDUSTRIES      THO         com      88516010       $ 689    32,391    $ 21.26          sole        none
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T ROWE PRICE GRP     TROW        com      74144T10     $ 1,844    32,651    $ 56.47          sole        none
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UST INC              UST         com      90291110     $ 3,556    65,122    $ 54.61          sole        none
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VERIZON COMMUNIC     VZ          com      92343V10     $ 3,319    93,743    $ 35.40          sole        none
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WESTAMERICA BANC     WABC        com      95709010     $ 9,850   187,294    $ 52.59          sole        none
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WINDSTREAM CORP      WIN         com      97381W10     $ 1,029    83,414    $ 12.34          sole        none
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WEINGARTEN RLTY      WRI         com      94874110     $ 2,057    67,850    $ 30.32          sole        none
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WYETH                WYE         com      98302410     $ 7,752   161,638    $ 47.96          sole        none
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EXXON MOBIL CORP     XOM         com      30231G10    $ 10,434   118,396    $ 88.13          sole        none
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                                                      175,183
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